Stock-Based Compensation Plans and Arrangements - Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, beginning balance	32,671,065
Granted, Options	2,821,847
Exercised, Options	(5,221,677)
Canceled, Options	(4,278,488)
Number of Options, Outstanding, ending balance	25,992,747
Number of Options, Exercisable, ending balance	17,653,379
Weighted Average Exercise Price per Share, Outstanding, beginning balance	$ 19.78
Granted, Weighted Average Exercise Price per Share	$ 15.99
Exercised, Weighted Average Exercise Price per Share	$ 10.78
Canceled, Weighted Average Exercise Price per Share	$ 27.92
Weighted Average Exercise Price per Share, Outstanding, ending balance	$ 19.84
Weighted Average Exercise Price per Share, Exercisable, ending balance	$ 22.25
Weighted Average Remaining Contractual Term, Outstanding, ending balance	5 years
Weighted Average Remaining Contractual Term, Exercisable, ending balance	4 years 6 months
Aggregate Intrinsic Value, Outstanding, ending balance	$ 86
Aggregate Intrinsic Value, Exercisable, ending balance	$ 59